Land Use Rights - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Land use rights term	20 years
Land use rights, net	$ 1,572	$ 1,509
Amortization expense	5	5	$ 9
Disposal Group, Held-for-sale, Not Discontinued Operations
Finite-Lived Intangible Assets [Line Items]
Land use rights, net	44,800	43,800
Mexico
Finite-Lived Intangible Assets [Line Items]
Land use rights, net	$ 1,572	$ 1,509